Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 5 - Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2025	2024
Cash deposits	$433.9	$788.1
Term deposits	237.0	663.2
	$670.9	$1,451.3

As at December 31, 2025 and 2024, cash and cash equivalents were primarily held in interest-bearing deposits. Interest earned on cash and cash equivalents is presented as finance income, as referenced in Note 20.